Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

June 1, 2009

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

               RE: Delaware Group Foundation Funds (the “Registrant”)
                       File Nos. 811-08457; 333-38801

Dear Sir or Madam:

     Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 28 (the “Amendment”) to the Registration Statement of the Registrant. The Registrant is filing this Amendment for the purpose of adding a new series of shares to the Registrant, to be designated as Delaware Foundation Equity Fund (the “Fund”).

     Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment.

     As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant’s other series of shares.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

                                                                                              Very truly yours,

                                                                                             /s/Jonathan M. Kopcsik
                                                                                             Jonathan M. Kopcsik, Esq.

cc: Cori E. Daggett, Esq.
     Bruce G. Leto, Esq.